Derivative Instruments (Details)		1 Months Ended			4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 06, 2020 USD ($)	May 31, 2022	Nov. 30, 2021 $ / shares	Apr. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($) MMBTU	Jun. 30, 2021 USD ($)	Sep. 14, 2021 USD ($) shares	Dec. 31, 2021 USD ($) mJ $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 06, 2021 $ / shares	Sep. 13, 2021 $ / shares
Derivative Instruments (Details) [Line Items]
Private placement warrants, description						In June 2022, 234,399 Private Placement Warrants were exercised on cashless basis at an exercise price of $11.50 per share in exchange for a total of 100,009 shares of Class A Common Stock. As of June 30, 2022, 6,536,601 Private Placement Warrants remain outstanding, and each is exercisable to purchase one share of Class A Common Stock or, in certain circumstances, one Class A Opco Unit and corresponding share of Class B Common Stock.
Agreement remaining notional | mJ									327,600
Fixed cap interest									1.094%
Interest rate swap notional | $									$ 94,900,000
Associated fees					zero
Redeemable warrants, shares (in Shares) | shares									2,724,515
Redeemable warrants exercise price per share (in Dollars per share) | $ / shares									$ 0.01		$ 0.1
Expired date									Sep. 15, 2026
Sales price per share (in Dollars per share) | $ / shares									$ 0.1
Generating a total proceeds | $									$ 107,700,000
Forward purchase warrants exercised shares (in Shares) | shares									250,000
Unexercised outstanding public warrants (in Shares) | shares									23,574
Cash payments | $									$ 100,000
Natural Gas Swap [Member]
Derivative Instruments (Details) [Line Items]
Agreement remaining notional | MMBTU						219,000
Interest Rate Swap [Member]
Derivative Instruments (Details) [Line Items]
Fixed cap interest									1.094%
Interest rate swap notional | $						$ 107,900,000
Interest Rate Cap [Member]
Derivative Instruments (Details) [Line Items]
Interest rate swap notional | $									$ 109,300,000
Private Placement [Member]
Derivative Instruments (Details) [Line Items]
Total public warrants, shares (in Shares) | shares									12,112,492
Redeemable warrants, shares (in Shares) | shares									6,771,000
Warrant [Member]
Derivative Instruments (Details) [Line Items]
Redeemable warrants exercise price per share (in Dollars per share) | $ / shares									$ 0.1
Aria Energy LLC [Member]
Derivative Instruments (Details) [Line Items]
Fixed cap interest		1.00%					1.00%
Termination date		May 31, 2022					May 31, 2022	Jun. 30, 2023
Interest rate | $	$ 110,000,000			$ 110,000,000
Associated fees | $							$ 0
Shares of swap agreement (in Shares) | shares					789,600			392,400
Associated fees								zero
Cash payments | $					$ 1,300,000			$ 500,000
Redeemable Warrants [Member]
Derivative Instruments (Details) [Line Items]
Redeemable warrants exercise price per share (in Dollars per share) | $ / shares									$ 11.5
Common Class A [Member]
Derivative Instruments (Details) [Line Items]
Redeemable warrants, shares (in Shares) | shares									6,101,449
Redeemable warrants exercise price per share (in Dollars per share) | $ / shares									$ 11.5
Sales price per share (in Dollars per share) | $ / shares									$ 18			$ 15
Trigger issued price per share (in Dollars per share) | $ / shares			$ 18
Aggregate shares (in Shares) | shares									983,520
Negotiated price per share (in Dollars per share) | $ / shares									$ 17.65
Common Class A [Member] | Private Placement [Member]
Derivative Instruments (Details) [Line Items]
Total public warrants, shares (in Shares) | shares									9,114,403
Common Class A [Member] | Warrant [Member]
Derivative Instruments (Details) [Line Items]
Sales price per share (in Dollars per share) | $ / shares									$ 10
Forecast [Member] | Interest Rate Swap [Member]
Derivative Instruments (Details) [Line Items]
Interest rate swap notional | $										$ 94,900,000
Forecast [Member] | Aria Energy LLC [Member]
Derivative Instruments (Details) [Line Items]
Termination date							Jun. 30, 2023
Series of Individually Immaterial Business Acquisitions [Member] | Aria Energy LLC [Member]
Derivative Instruments (Details) [Line Items]
Effective date								Apr. 30, 2020